PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2017

Cost:
Computers and peripheral equipment	$28,799	$29,806
Office furniture and equipment	11,707	12,099
Leasehold improvements	3,395	3,553

	43,901	45,458
Accumulated depreciation:
Computers and peripheral equipment	27,104	28,295
Office furniture and equipment	10,501	10,723
Leasehold improvements	2,429	2,605

	40,034	41,623

Depreciated cost	$3,867	$3,835

Depreciation expenses amounted to $1,761, $1,700 and $1,606 for the years ended December 31, 2015, 2016 and 2017, respectively.